Determination of Fair Values	12 Months Ended
Mar. 31, 2019
Disclosure Of Determination Of Fair Value Measurement [Abstract]
Determination of Fair Values
5)	DETERMINATION OF FAIR VALUES

A number of the Group’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities.

The Group has an established control framework with respect to the measurement of fair values. This includes a valuation team that has overall responsibility for overseeing all significant fair value measurements, including level 3 fair values, and reports directly to the Group Chief Financial Officer.

The valuation team regularly reviews significant unobservable inputs and valuation adjustments.

Significant valuation issues are reported to the Group's Audit committee.

When measuring the fair value of an asset or a liability, the Group uses market data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

•	Level 1: quoted prices (Unadjusted) in active markets for identical assets or liabilities.

•	Level 2: Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices)
•	Level 3: Inputs for the assets or liability that are not based on observable market data (Unobservable Inputs).

If the inputs used to measure the fair value of an asset or a liability might be categorized in different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire valuation.

When applicable, further information about the assumptions made in determining fair values is disclosed in the notes specific to that asset or liability.

a)	Property, Plant and Equipment

The fair value of property, plant and equipment recognized as a result of a business combination is the estimated amount for which a property could be exchanged on the date of acquisition between a willing buyer and a willing seller in an arm’s length transaction after proper marketing wherein the parties had each acted knowledgeably. The fair value of items of property, plant and equipment is based on the market approach and cost approaches using the quoted market prices for similar items when available and depreciated replacement cost when appropriate. Depreciated replacement cost reflects adjustments for physical deterioration as well as functional and economic obsolescence.

b)	Intangible Assets

The fair value of trademark and brand names acquired in business combinations is based on the discounted estimated royalty payments that are expected to be avoided as a result of the trademark / brand names being owned. The fair value of customer relationships acquired in a business combination is determined using the multi-period excess earnings method, whereby the subject asset is valued after deducting a fair return on all other assets that are part of creating the related cash flows. The fair value of non-compete agreements acquired in a business combination is determined using the comparative income differential method. The fair value of technology acquired in business combinations is determined using the replacement cost method and/or relief from royalty method.

The fair value of favorable lease term acquired in a business combination is determined by comparison of the terms of an acquiree’s leases with the market terms of leases of the same or similar items at the acquisition date.

c)	Non Derivative Financial Liabilities

Fair value is calculated based on the present value of future principal and interest cash flows, discounted at the market rate of interest.

d)	Share Based Payment Transactions

The fair value of restricted stock units given under MakeMyTrip 2010 Share Incentive Plan (“Share Incentive Plan”) is calculated by multiplying the number of units given with the Company’s share price on the date of grant. Service and non- market performance conditions attached to the arrangements were not taken into account in measuring fair value.

The fair value of acquiree’s awards exchanged in a business combination was measured using Bermudan Binomial option pricing model, taking into account the terms and conditions upon which the awards were made. In applying the valuation model, it is required to determine the most appropriate inputs to the valuation model including the expected life of the appreciation right, volatility and dividend yield and making assumptions about them.

e)	Trade and other Receivables

The fair value of trade and other receivables is estimated as the present value of future cash flows, discounted at the market rate of interest at the reporting date. The fair value is determined for disclosure purposes only

f)	Investment in Equity Securities

The fair value of investment in equity securities is determined using a valuation technique. Valuation techniques employed include market multiples and discounted cash flows analysis using expected future cash flows and a market related discount rate.

g)	Separable Embedded Derivative

The fair value of the separable embedded derivative in the convertible notes has been determined using Black-Scholes model. Measurement inputs include share price on measurement date, expected term of the instrument, risk free rate (based on government bonds), expected volatility (based on weighted average historic volatility) and expected dividend rate.

h)	Financial assets classified as measured at FVTPL (March 31, 2018 and 2017: Available for Sale financial asset

The fair value of the entitlement on future proceeds from sale of stake acquired in a business combination has been determined by assigning probabilities to Binomial Lattice Model and Discounted Cash Flow method. Measurement inputs include discount rate, expected term, volatility, expected dividend yield and share price movement trend. Further, fair value of the right to receive equity stake in a travel entity acquired in a business combination has been determined based on revenue multiple for comparative companies.

i)	Investment in Associates

The fair value of Group’s shares, acquired as a result of a business combination, in an entity over which the Group has significant influence but not control is based on the enterprise value of that entity determined using the latest round of investment in that entity by market participants.